SHAREHOLDERS' EQUITY (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2010 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 HKD / shares	Feb. 25, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 HKD / shares	Feb. 10, 2015 USD ($)
Shareholders Equity [Line Items]
Shares Authorized	600,000,000
Declaration of dividends | $							$ 82,751
Regulatory Restrictions on Payment of Dividends		As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.
Restricted net assets | $		$ 742,676			$ 955,571
Stock Repurchase Program, Authorized Amount | $				$ 200,000
Treasury Stock, Value, Acquired, Cost Method | $		$ 136,615
Treasury Stock [Member]
Shareholders Equity [Line Items]
Treasury Stock, Shares, Acquired		7,065,058
Treasury Stock, Value, Acquired, Cost Method | $		$ 136,615
Domestic [Member]
Shareholders Equity [Line Items]
Description of Other Additional Regulatory Limitations		Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts.
Common Class A [Member]
Shareholders Equity [Line Items]
Ordinary shares converted	50,767,426
Ordinary shares, par value | HKD / shares			HKD 1.00			HKD 1.00
Ordinary Shares, Shares issued		71,077,816			70,736,679
Common Class B [Member]
Shareholders Equity [Line Items]
Ordinary shares converted	25,298,329
Ordinary shares, par value | HKD / shares			HKD 1.00			HKD 1.00
Ordinary shares, voting rights	10
Ordinary Shares, Shares issued		24,336,650			24,336,650